Note 2 - Acquisitions - 10Q (Details) - PAH Acquisition (Parentheticals) (PAH [Member])	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
PAH [Member]
Note 2 - Acquisitions - 10Q (Details) - PAH Acquisition (Parentheticals) [Line Items]
Common stock, shares issued (in Shares)	800,000	800,000